Statements of Cash Flows - SK GROWTH OPPORTUNITIES CORPORATION - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 3,168,393	$ 8,144,369
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Fair value of shares issued pursuant to non-redemption agreement		274,826
General and administrative expenses paid by related party under promissory note	256,000
Income from investments held in Trust Account	(5,605,739)	(10,570,325)
Changes in operating assets and liabilities:
Prepaid expenses	193,137	410,866
Accounts payable	(104,892)	104,892
Accrued expenses	799,460	903,680
Advances from Webull	1,383,537
Net cash provided by (used in) operating activities	89,896	(731,692)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(1,167,955)
Cash withdrawn for redemptions	3,663,464	118,642,864
Net cash provided by investing activities	2,495,509	118,642,864
Cash Flows from Financing Activities:
Proceeds from promissory note	1,084,000	380,000
Redemptions of common shares	(3,663,464)	(118,642,864)
Net cash used in financing activities	(2,579,464)	(118,262,864)
Net change in cash	5,941	(351,692)
Cash-beginning of the year	163,718	515,410
Cash-end of the year	$ 169,659	$ 163,718